Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net
	June 30, 2025	December 31, 2024
Accounts receivable	$43,886,026	$33,135,718
Less: Allowance for ECL	(91,090)	(7,465,561)
	$43,794,936	$25,670,157

Schedule of Aging Analysis of Accounts Receivable	The aging analysis of accounts receivable is as follows:
	June 30, 2025	December 31, 2024
Not past due	$7,750,946	$514,854
Up to 90 days	14,742,788	25,147,001
91 to 180 days	426,046	105,571
181 to 365 days	20,966,246	4,290
Over 365 days	-	7,364,002
	$43,886,026	$33,135,718